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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                       Place,              and Date of Signing:
Kenneth E. Leopold          New York, New York           11/09/2011
Signature                      City,  State                Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:      $2,576,178

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                        1
Form 13F File Number:                               28-04975
Name:                         Affiliated Managers Group Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     6423  143657   SH       SOLE                138942
CANON INC SPONSORED ADR        ADR              138006309     1158   25575   SH       SOLE                 25165
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    40268  530329   SH       SOLE                521149
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     6115  148093   SH       SOLE                141758
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      11389  297278   SH       SOLE                281746
HEINEKEN NV ADR                ADR              2419176       9836  437153   SH       SOLE                428253
NOVARTIS AG ADR                ADR              66987V109    19335  346697   SH       SOLE                332927
ROCHE HOLDINGS ADR             ADR              771195104     4268  106115   SH       SOLE                102985
SK TELECOM - ADR               ADR              78440P108    76915 5466581   SH       SOLE               5077836
TOTAL SA - SPON ADR            ADR              2898032       9672  220480   SH       SOLE                214290
UNILEVER ( ul )                ADR              904767704     9141  293090   SH       SOLE                289085
UNILEVER (UN)                  ADR              904784709    37344 1185892   SH       SOLE               1166864
VODAFONE GROUP-SP ADR          ADR              92857W200      250    9731   SH       SOLE                  6450
HONDA MOTOR CO LTD             COM              6435145     109344 3666055   SH       SOLE               3585155
3M CO                          COM              88579Y101    68688  956791   SH       SOLE                947493
ACMAT CORP CLASS A             COM              004616207     1295   51890   SH       SOLE                 51890
AMERICAN EXPRESS COMPANY       COM              025816109    16707  372100   SH       SOLE                361940
AMERICAN NATIONAL INSURANCE CO COM              028591105    31249  451253   SH       SOLE                434638
ARTHUR J GALLAGHER             COM              363576109     6462  245709   SH       SOLE                199659
AT&T INC                       COM              00206R102    13295  466151   SH       SOLE                345431
AUTOMATIC DATA PROCESSING      COM              053015103    12771  270854   SH       SOLE                231009
AVATAR HOLDINGS INC            COM              053494100     1552  189778   SH       SOLE                188578
BANK OF NEW YORK MELLON CORP   COM              064058100    58693 3157234   SH       SOLE               3106494
BAXTER INTERNATIONAL INC       COM              071813109   152403 2714692   SH       SOLE               2685080
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   129869    1216   SH       SOLE                  1213
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    13436  189133   SH       SOLE                178232
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    13425  666560   SH       SOLE                641120
BROWN AND BROWN INC.           COM              115236101    33073 1858022   SH       SOLE               1828840
CINTAS CORP.                   COM              172908105    14153  502947   SH       SOLE                487872
CISCO SYSTEMS INC              COM              17275R102    55466 3578442   SH       SOLE               3508267
COCA COLA COMPANY              COM              191216100     9620  142399   SH       SOLE                142399
COMCAST CORP SPECIAL CLASS A   COM              20030N200    38167 1842056   SH       SOLE               1814835
CONOCOPHILLIPS                 COM              20825c104   164766 2602112   SH       SOLE               2489314
DEVON ENERGY                   COM              25179M103    86009 1551381   SH       SOLE               1529662
EMERSON ELECTRIC COMPANY       COM              291011104    61068 1478278   SH       SOLE               1386324
EXXON MOBIL CORPORATION        COM              30231G102      223    3070   SH       SOLE                  3070
FEDERATED INVESTORS INC (PA.)  COM              314211103     3364  191883   SH       SOLE                 20105
GENUINE PARTS CO               COM              372460105     9073  178610   SH       SOLE                161395
HENRY SCHEIN INC               COM              806407102    17908  288786   SH       SOLE                280747
KRAFT FOODS INC-A              COM              50075n104      319    9498   SH       SOLE                  9498
LEUCADIA NATIONAL CORP         COM              527288104    12236  539486   SH       SOLE                535498
LOCKHEED MARTIN CORP COM       COM              539830109     7092   97630   SH       SOLE                 50970
MCDONALDS CORP                 COM              580135101     5420   61716   SH       SOLE                 61716
NATIONAL WESTERN LIFE INS CO   COM              638522102    15144  111761   SH       SOLE                109419
NORFOLK SOUTHERN CORP          COM              655844108    35419  580452   SH       SOLE                572192
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      444   39840   SH       SOLE                 39840
SYSCO CORP                     COM              871829107    17556  677848   SH       SOLE                468213
TORCHMARK CORP                 COM              891027104    36906 1058703   SH       SOLE               1048254
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100   SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    33599  741864   SH       SOLE                717662
UNION PACIFIC                  COM              907818108    81444  997237   SH       SOLE                984883
US BANCORP                     COM              902973304    20025  850700   SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    80288 1546983   SH       SOLE               1524117
WELLS FARGO & COMPANY          COM              949746101   104594 4336406   SH       SOLE               4265046
COCA COLA FEMSA                COM              191241108   155975 1757866   SH       SOLE               1752141
JOHNSON & JOHNSON              COM              478160104   203734 3198841   SH       SOLE               3012017
MASTERCARD INC.                COM              57636Q104    38165  120335   SH       SOLE                118045
PHILIP MORRIS INTERNATIONAL    COM              718172109   373474 5987077   SH       SOLE               5929211
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